Annual Total Returns - BLACKROCK EUROFUND (Investor A, Institutional, Class R and Investor C) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND - Investor A Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	0.70%
Annual Return 2011	(14.68%)
Annual Return 2012	25.21%
Annual Return 2013	26.90%
Annual Return 2014	(9.68%)
Annual Return 2015	0.17%
Annual Return 2016	(8.09%)
Annual Return 2017	22.08%
Annual Return 2018	(19.92%)
Annual Return 2019	24.88%